Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets
Schedule of other assets

	December 31,
	2013	2012
	(in thousands)
Debt issuance costs, net of accumulated amortization of $334 and $293 at December 31, 2013 and 2012, respectively	$5,588	$2,282
Prepaid expenses	5,078	4,217
Cash held by community development districts (Note 10)	3,466	3,518
Cash deposits for letters of credit and surety bonds	353	3,857
Investments in unconsolidated joint ventures (Note 7)	—	700
Other	3,616	3,215

Total other assets	$18,101	$17,789